Fair Value Measurements And Derivative Instruments (Schedule Of Impairment And Recovery Of Previously Recorded Impairment) (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels | item									5	11	16
Net impairment loss reported in continuing operations	$ (220)	$ (343)	$ (121)	$ (793)	$ (312)	$ 313	$ (3,053)	$ (777)	$ (1,477)	$ (3,829)	$ (1,269)
Impairment (loss) recovery, Total net impairments									$ (1,477)	$ (3,708)	$ (2,921)
Continuing Operations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels | item									5	7	3
Net impairment loss reported in continuing operations									$ (1,477)	$ (3,829)	$ (1,269)
Discontinued Operations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels | item										4	13
Net impairment loss reported in discontinued operations										$ 121	$ (1,652)
Held For Sale [Member] | Continuing Operations [Member] | Impairment Loss [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels | item									4
Impairment (loss) recovery, Continuing operations, Held for sale hotels									$ (1,273)
Sold [Member] | Continuing Operations [Member] | Impairment Loss [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels | item									1	6	2
Impairment (loss) recovery, Continuing operations, Sold hotels									$ (204)	$ (3,914)	$ (1,388)
Sold [Member] | Continuing Operations [Member] | Recovery Of Impairment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels | item										1	1
Impairment (loss) recovery, Continuing operations, Sold hotels										$ 85	$ 119
Sold [Member] | Discontinued Operations [Member] | Impairment Loss [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels | item										1	8
Impairment (loss) recovery, Discontinued operations, Sold hotels										$ (117)	$ (2,450)
Sold [Member] | Discontinued Operations [Member] | Recovery Of Impairment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels | item										3	5
Impairment (loss) recovery, Discontinued operations, Sold hotels										$ 238	$ 798